FINANCIAL RISK MANAGEMENT (Details 2) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial risk management [line Items]
Current loans	S/ 101,602,442	S/ 93,268,440
Current but impaired	1,582,189	734,582
Loans with delay in payments of one day or more but not internal overdue loans	3,656,372	2,740,978
Internal overdue loans	3,119,621	3,020,914
Total	109,960,624	99,764,914
Total past due under IFRS 7	6,775,993	5,761,892
Neither past due nor impaired [Member]
Disclosure of financial risk management [line Items]
Current loans	101,602,442	93,268,440
Current but impaired	0	0
Loans with delay in payments of one day or more but not internal overdue loans	0	0
Internal overdue loans	1,755	0
Total	101,604,197	93,268,440
Total past due under IFRS 7	1,755	0
Past due but not impaired [Member]
Disclosure of financial risk management [line Items]
Current loans	0	0
Current but impaired	0	0
Loans with delay in payments of one day or more but not internal overdue loans	2,869,944	1,839,774
Internal overdue loans	249,028	81,054
Total	3,118,972	1,920,828
Total past due under IFRS 7	3,118,972	1,920,828
Impaired [Member]
Disclosure of financial risk management [line Items]
Current loans	0	0
Current but impaired	1,582,189	734,582
Loans with delay in payments of one day or more but not internal overdue loans	786,428	901,204
Internal overdue loans	2,868,838	2,939,860
Total	5,237,455	4,575,646
Total past due under IFRS 7	S/ 3,655,266	S/ 3,841,064